Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill
A reconciliation of the change in the carrying value of goodwill for the years ended December 31, 2015 and 2014 are as follows (in thousands):

	Corporate (1)	Ergobaby	FOX	Liberty	Manitoba Harvest	ACI	Arnold (2)	Clean Earth	Sterno	Total
Balance as of January 1, 2014	$8,649	$41,664	$31,924	$32,684	$—	$57,615	$51,767	$—	$—	$224,303
Acquisition of businesses (3)	—	—	13,371	144	—	—	—	110,633	33,716	157,864
Effect of deconsolidation of subsidiary (4)	—	—	(45,295)	—	—	—	—	—	—	(45,295)
Balance at December 31, 2014	8,649	41,664	—	32,828	—	57,615	51,767	110,633	33,716	336,872
Acquisition of businesses (5)	—	—	—	—	55,805	404	—	—	—	56,209
Impairment losses	—	—	—	—	—	—	—	—	—	—
Purchase accounting adjustments	—	—	—	—	—	—	—	706	—	706
Foreign currency translation	—	—	—	—	(3,132)	—	—	—	—	(3,132)
Balance as of December 31, 2015	$8,649	$41,664	$—	$32,828	$52,673	$58,019	$51,767	$111,339	$33,716	$390,655

(1)
Represents goodwill resulting from purchase accounting adjustments not “pushed down” to the segments. This amount is allocated back to the respective segments for purposes of goodwill impairment testing. The amount of goodwill at the Corporate level relates to ACI.

(2)	Arnold Magnetics has three reporting units PMAG, FlexMag and Precision Thin Metals with goodwill balances of $40.4 million, $4.8 million and $6.5 million, respectively.

(3)
Acquisition of businesses during the year ended December 31, 2014 for Clean Earth includes both the acquisition of Clean Earth in August 2014, and the add-on acquisition of AES by Clean Earth in December 2014.

(4)
As a result of the sale of shares by the Company in the FOX Secondary Offering, the Company's ownership interest in FOX decreased to approximately 41%, which resulted in the deconsolidation of the FOX operating segment from the Company's consolidated financial statements effective July 10, 2014.

(5)
Acquisition of businesses during the year ended December 31, 2015 includes both the acquisition of Manitoba Harvest in July 2015 ($37.9 million) and the Manitoba Harvest add-on acquisition of HOCI in December 2015 ($17.9 million).

The following is a summary of the net carrying amount of goodwill at December 31, 2015 and 2014 (in thousands):

	December 31, 2015	December 31, 2014
Goodwill - gross carrying amount	$390,655	$336,872
Accumulated impairment losses	—	—
Goodwill - net carrying amount	$390,655	$336,872

Summary of Other Intangible Assets
Other intangible assets subject to amortization are comprised of the following (in thousands):

	December 31, 2015	December 31, 2014	Weighted Average Useful Lives
Customer relationships	$212,454	$173,708	12
Technology and patents	38,230	29,308	9
Trade names, subject to amortization	25,003	24,793	17
Licensing and non-compete agreements	6,024	5,994	5
Permits and airspace (1)	98,673	98,406	13
Distributor relations and other	606	606	5
	380,990	332,815
Accumulated amortization:
Customer relationships	(62,679)	(47,951)
Technology and patents	(16,481)	(13,033)
Trade names, subject to amortization	(4,639)	(3,606)
Licensing and non-compete agreements	(5,913)	(5,637)
Permits and airspace	(12,313)	(3,104)
Distributor relations and other	(606)	(606)
Total accumulated amortization	(102,631)	(73,937)
Trade names, not subject to amortization	72,328	60,491
Total intangibles, net	$350,687	$319,369
(1) Permits and airspace intangible assets relate to the acquisition of Clean Earth in August 2014. Permits are obtained by Clean Earth for the treatment of soil and solid waste from various government municipalities and are amortized over the estimated life of the permit. Modifications of existing permits to accept new waste streams, alterations of existing permits to enhance the permit limitations, and new permits, as well as the related costs associated with obtaining, modifying or renewing the permits, are capitalized and amortized over the estimated life of the permit.

Summary of Estimated Charges to Amortization Expense of Intangible Assets	Estimated charges to amortization expense of intangible assets over the next five years, is as follows, (in thousands):

2016	$28,538
2017	26,891
2018	26,441
2019	25,561
2020	25,315
$132,746